STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($)	General Partners [Member]	General Partners [Member] Millburn Multi-Markets Trading L.P. [Member]	Limited Partners Series A [Member]	Limited Partners Series B [Member]	Limited Partners Series C [Member]	Limited Partners Series D [Member]	Total	Millburn Multi-Markets Trading L.P. [Member]	Limited Partners [Member] Millburn Multi-Markets Trading L.P. [Member]	New Profit Memo Account [Member] Millburn Multi-Markets Trading L.P. [Member]
PARTNERS’ CAPITAL — December 31, 2021 at Dec. 31, 2020	$ 2,803,226	$ 944,315	$ 108,544,835	$ 7,431,183	$ 4,015,189	$ 16,218,344	$ 139,012,777	$ 554,247,918	$ 553,303,603
Beginning balance, shares at Dec. 31, 2020			99,597.6414	5,720.6069	3,029.4662	12,963.4335
Contributions			$ 2,419,000		$ 350,000	$ 1,559,000	4,328,000	27,303,000	27,303,000
Capital contributions, units			2,088.3450		244.6970	1,142.3470
Withdrawals	(400,000)	(894,583)	$ (11,604,715)	$ (1,006,449)	$ (1,184,513)	$ (9,101,714)	(23,297,391)	(219,545,395)	(218,650,812)
Capital withdrawals, units			(10,160.4897)	(737.7218)	(837.8637)	(6,657.1245)
Net income (loss)	263,788	91,487	$ 5,692,762	$ 529,941	$ 288,694	$ 1,300,657	8,075,842	38,007,009	37,920,814	(5,292)
Profit share						$ (43,071)	(43,071)
Net Asset Value per Unit - End of period			$ 1,147.79	$ 1,395.71	$ 1,424.03	$ 1,333.56
General Partner’s allocation — profit share									(899,875)	899,875
Transfer of New Profit Memo Account to General Partner		894,583								(894,583)
PARTNERS’ CAPITAL — December 31, 2022 at Dec. 31, 2021	2,667,014	1,035,802	$ 105,051,882	$ 6,954,675	$ 3,469,370	$ 9,933,216	128,076,157	400,012,532	398,976,730
Ending balance, shares at Dec. 31, 2021			91,525.4967	4,982.8851	2,436.2995	7,448.6560
Contributions			$ 4,600,000	$ 40,000	$ 1,335,000	$ 375,000	6,350,000	52,542,600	52,542,600
Capital contributions, units			3,626.7250	29.4878	865.3567	253.6190
Withdrawals		(12,464,726)	$ (5,840,576)	$ (193,838)	$ (862,576)	$ (2,957,606)	(9,854,596)	(72,027,810)	(59,563,084)
Capital withdrawals, units			(4,691.2503)	(127.7629)	(600.0259)	(2,190.2493)
Net income (loss)	549,355	216,330	$ 16,829,785	$ 1,279,333	$ 608,020	$ 1,304,147	20,570,640	75,192,868	75,010,570	(34,032)
Profit share			$ (1,338,092)	$ (183,753)	$ (93,766)	$ (249,694)	(1,865,305)
Net Asset Value per Unit - End of period			$ 1,318.83	$ 1,616.59	$ 1,649.39	$ 1,524.86
General Partner’s allocation — profit share									(12,498,758)	12,498,758
Transfer of New Profit Memo Account to General Partner		12,464,726								(12,464,726)
PARTNERS’ CAPITAL — December 31, 2022 at Dec. 31, 2022	$ 3,216,369	$ 1,252,132	$ 119,302,999	$ 7,896,417	$ 4,456,048	$ 8,405,063	$ 143,276,896	$ 455,720,190	$ 454,468,058
Ending balance, shares at Dec. 31, 2022			90,460.9714	4,884.6100	2,701.6303	5,512.0257